Financial Instruments - Fair Values and Risk Management - Summary Of Quantitative Information About Exposure To Currency Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 69,568	€ 71,255
Financial liabilities	185,922	195,873
U.S. dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,014	21,705
Financial liabilities	42,157	42,212
Net Exposure	(21,143)	(20,507)
Chinese Yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,412	5,173
Financial liabilities	6,841	10,005
Net Exposure	(429)	(4,832)
British pounds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,496	4,453
Financial liabilities	5,369	7,722
Net Exposure	(873)	(3,269)
Brazilian Reais [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,888	4,089
Financial liabilities	4,246	2,497
Net Exposure	(1,358)	1,592
Romanian Leu [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	684	810
Financial liabilities	6,256	6,772
Net Exposure	(5,572)	(5,962)
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	529	1,229
Financial liabilities	1,342	1,415
Net Exposure	(813)	(186)
Canadian dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	18	62
Financial liabilities	17	4
Net Exposure	1	58
Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,827	2,087
Financial liabilities	2,958	2,884
Net Exposure	869	(797)
Total currencies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	39,868	39,608
Financial liabilities	69,186	73,511
Net Exposure	€ (29,318)	€ (33,903)